Commitments And Contingent Liabilities (Schedule Of Product Warranties) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Balance at beginning of year	¥ 55,304	¥ 51,306
Liabilities accrued for warranties issued during the period	41,094	47,644
Warranty claims paid during the period	(34,013)	(35,885)
Changes in liabilities for pre-existing warranties during the period, including expirations	(4,246)	(7,761)
Balance at end of year	¥ 58,139	¥ 55,304